Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories
Note 10 - Inventories
The Group's inventory primarily consisted of vehicles as follows:

	As of June 30, 2026	As of December 31, 2025
Finished goods and goods for resale	862,886	1,024,942
NRV adjustment (inventory impairment provision)	(142,900)	(171,863)
Total	719,986	853,079
Inventory costs recognized in cost of sales during the six months ended June 30, 2026 and 2025 amounted to $1,408,910 and $1,244,942, respectively.
During the six months ended June 30, 2026 and 2025, the write-down of inventories to net realizable value amounted to $87,752 and $81,056, respectively. The write-downs were recognized as an expense in Cost of sales.